Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
11.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net are comprised of:

	At December 31, 2014	At December 31, 2013
Land	48,601	93,992
Buildings and constructions	993,251	1,451,860
Transfer devices	69,466	118,563
Operating machinery and equipment	1,578,227	2,480,728
Transportation equipment and vehicles	555,529	903,342
Tools, furniture, fixtures and other	45,971	53,355

	3,291,045	5,101,840
Less: accumulated depreciation	(1,333,406)	(2,012,800)

Operating property, plant and equipment, net	1,957,639	3,089,040
Mining plant and equipment	220,106	365,315
Less: accumulated depletion	(46,234)	(73,435)

Mining plant and equipment, net	173,872	291,880
Construction-in-progress	1,812,916	3,345,196

Property, plant and equipment, net	3,944,427	6,726,116

Included within construction-in-progress are advances to suppliers of equipment of $30,267 and $60,872 as of December 31, 2014 and 2013, respectively. During the years ended December 31, 2014 and 2013, the Group incurred interest expenses of $938,071 and $968,029, respectively, of which interest capitalized in the cost of property, plant and equipment was $144,843 and $227,429, respectively. The depreciation charge amounted to $322,747 and $366,850 for the years ended December 31, 2014 and 2013, respectively.

Mining plant and equipment, net included mining construction in progress in the amount of $97,043 and $152,075 as of December 31, 2014 and 2013, respectively.

Construction-in-progress includes costs of acquisition of property, plant and equipment and may include the capitalized costs necessary to deliver the asset to its intended location and prepare it for its productive use. The internally developed assets at construction-in-progress stage may also include material, direct labor costs, and allocable material and manufacturing overhead costs clearly related to the construction.

Property, plant and equipment, net includes capitalized costs related to the Elga project (construction-in-progress as well as mining plant and equipment and operating property, plant and equipment). The amount of capitalized costs related to the Elga project (coal deposit complex, railroad, bridges, roads, etc.) were $1,678,976 and $2,515,707 as of December 31, 2014 and 2013, respectively. The decrease in capitalized costs of the Elga project is related to devaluation of the Russian ruble against the U.S. dollar.

The Group decided to abandon and dispose of certain production equipment as a result of changes in its production strategy. For the year ended December 31, 2014, the loss resulting from write-off of equipment amounted to $17,395 out of which $8,560, $5,975 and $2,860 related to the Mining, Steel and Energy segments, respectively. For the year ended December 31, 2013, the loss resulting from the write-off of equipment amounted to $17,254 out of which $16,358 and $896 related to the Mining and Steel segments, respectively.

According to the results of the impairment analysis of long-lived assets, impairment losses of $120,237, $177,417 and $245,908 were recognized by the Group for the years ended December 31, 2014, 2013 and 2012, respectively (Note 24).